DEBT AND CAPITAL LEASES (Details 5) (USD $)	12 Months Ended			1 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Apr. 30, 2013	Jan. 31, 2013
Debt
Fair value of debt	$ 1,220,000,000	$ 1,060,000,000
Long Term Debt
Interest costs	67,200,000	62,300,000	76,200,000
Interest costs capitalized	3,900,000	3,300,000	3,300,000
Senior notes due April 2023 at 3.4%
Long Term Debt
Senior notes issued				250,000,000
Interest rate of senior notes				3.35%
Proceeds, net of underwriting discounts and offering expenses				247,500,000
Senior notes due 2013
Long Term Debt
Repayments of debt					$ 250,000,000